Debt - Additional information - (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2019 EUR (€)	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Sep. 30, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Nov. 30, 2020 EUR (€)	Oct. 31, 2020 EUR (€)	Aug. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	May 31, 2014 EUR (€)
Debt
Debt		$ 37,534	$ 35,087
Purchase price of shares issued upon a conversion | shares		0
Conversion price | $ / shares		$ 17.27
Gain on extinguishment of debt			297
Intesa Sanpaolo Loan
Debt
Debt	€ 2,400	$ 5,800		€ 5,000		€ 5,000
Interest rate	2.30%				0.701%
Convertible debt payment due time	3 months
Net of transaction costs	€ 100	14,000			€ 200	13,000
Intesa Sanpaolo Loan | Minimum [Member]
Debt
Debt | €					€ 5,000
Intesa Sanpaolo Loan | Interest Base Rate 2.3%
Debt
Debt		2,800
Net of transaction costs		100
Intesa Sanpaolo Loan | Interest Base Rate 0.701%
Debt
Debt		5,800
Net of transaction costs		200
Horizon 2020 Grant
Debt
Debt		200						€ 200		€ 300
Interest rate										0.171%
Net of transaction costs		22,000						€ 19,000		€ 21,000
Horizon 2020 Grant | Interest Base Rate 0.171%
Debt
Debt		300
Net of transaction costs		25,000
RIF Transaction
Debt
Debt		16,800							€ 14,500
Interest rate									6.35%
Net of transaction costs		600							€ 500
Unicredit loan
Debt
Debt		5,700					€ 4,900
Interest rate							2.12%
Net of transaction costs		100					€ 100
Italian Economic Development Agency Loan
Debt
Debt		$ 1,400	$ 1,500			€ 1,200					€ 1,200
Interest rate			0.332%			0.332%					0.332%